Investments - Schedule of Investments (Details) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Oct. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Investments				$ 66,357	$ 70,292
Join Ventures Investment [Roll Forward]
Investments, beginning balance				70,292
Capital contribution to JV				9,272	12,351
Equity in loss				(11,617)	(16,140)
Cumulative translation adjustment due to foreign exchange				(4,545)	(1,336)
Investments, ending balance				66,357	70,292
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments				24,026	28,982
Join Ventures Investment [Roll Forward]
Investments, beginning balance				28,982	27,561
Capital contribution to JV				9,272	12,351
Recognition of 49% profit on inventory not yet sold to third party, net				549	3,909
Equity in loss				(11,599)	(16,084)
Cumulative translation adjustment due to foreign exchange				(3,178)	1,245
Investments, ending balance				$ 24,026	$ 28,982
Proportion of ownership interest in joint venture				49.00%	49.00%
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments				$ 0	$ 0
Join Ventures Investment [Roll Forward]
Investments, beginning balance				0
Investments, ending balance				$ 0	0
Proportion of ownership interest in joint venture				10.00%
Forsee Power
Disclosure of joint ventures [line items]
Investments				$ 18,470	33,335
Join Ventures Investment [Roll Forward]
Investments, beginning balance				33,335
Investments, ending balance				18,470	33,335
Proportion of ownership interest in joint venture			9.77%
Wisdom Motor
Disclosure of joint ventures [line items]
Investments		$ 10,000		10,000	0
Join Ventures Investment [Roll Forward]
Investments, beginning balance				0
Investments, ending balance		$ 10,000		10,000	0
Proportion of ownership interest in joint venture		7.169%
Quantron AG
Disclosure of joint ventures [line items]
Investments	€ 5,000			5,333	0
Join Ventures Investment [Roll Forward]
Investments, beginning balance				0
Investments, ending balance	€ 5,000			5,333	0
Proportion of ownership interest in joint venture	1.89%
HyCap Fund
Disclosure of joint ventures [line items]
Investments				7,963	7,636
Join Ventures Investment [Roll Forward]
Investments, beginning balance				7,636
Investments, ending balance				7,963	7,636
CleanH2 Fund
Disclosure of joint ventures [line items]
Investments				565	339
Join Ventures Investment [Roll Forward]
Investments, beginning balance				339
Investments, ending balance				$ 565	$ 339